INVESTMENTS IN SUBSIDIARIES AND ASSOCIATES - Summary of Basis of Consolidation (Detail) (Parenthetical) - Direct - BRL (R$) R$ in Thousands		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023
Cosan Luxembourg S A [member]
Disclosure of investments accounted for using equity method [line items]
Unsecured liability		R$ 39,310
Sale of subsidiary	[1]	100.00%	100.00%
Radar Propriedades Agricolas S.A. [member]
Disclosure of investments accounted for using equity method [line items]
Sale of subsidiary	[2]	50.00%	50.00%
Number of shares above 50 percent held in subsidiary		1
Radar II Propriedades Agricolas S.A. [member]
Disclosure of investments accounted for using equity method [line items]
Sale of subsidiary	[2]	50.00%	50.00%
Number of shares above 50 percent held in subsidiary		1
Nova Agrícola Ponte Alta S.A. [member]
Disclosure of investments accounted for using equity method [line items]
Sale of subsidiary	[2]	50.00%	50.00%
Number of shares above 50 percent held in subsidiary		1
Nova Amaralina S.A Propriedades Agrícolas [member]
Disclosure of investments accounted for using equity method [line items]
Sale of subsidiary	[2]	50.00%	50.00%
Number of shares above 50 percent held in subsidiary		1
Nova Santa Bárbara Agrícola S.A. [member]
Disclosure of investments accounted for using equity method [line items]
Sale of subsidiary	[2]	50.00%	50.00%
Number of shares above 50 percent held in subsidiary		1
Terras da Ponte Alta S.A. [member]
Disclosure of investments accounted for using equity method [line items]
Sale of subsidiary	[2]	50.00%	50.00%
Number of shares above 50 percent held in subsidiary		1
Castanheira Propriedades Agrícolas S.A. [member]
Disclosure of investments accounted for using equity method [line items]
Sale of subsidiary	[2]	50.00%	50.00%
Number of shares above 50 percent held in subsidiary		1
Manacá Propriedades Agrícolas S.A. [member]
Disclosure of investments accounted for using equity method [line items]
Sale of subsidiary	[2]	50.00%	50.00%
Number of shares above 50 percent held in subsidiary		1
Paineira Propriedades Agrícolas S.A. [member]
Disclosure of investments accounted for using equity method [line items]
Sale of subsidiary	[2]	50.00%	50.00%
Number of shares above 50 percent held in subsidiary		1
Tellus Brasil Participacoes S.A. [member]
Disclosure of investments accounted for using equity method [line items]
Sale of subsidiary	[3]	20.00%	20.00%
Tellus Brasil Participacoes S.A. [member] | Bottom of range [member]
Disclosure of investments accounted for using equity method [line items]
Percentage of voting shares, subsidiary		60.00%
Janus Brasil Participacoes S.A. [member]
Disclosure of investments accounted for using equity method [line items]
Sale of subsidiary	[3]	20.00%	20.00%
Janus Brasil Participacoes S.A. [member] | Bottom of range [member]
Disclosure of investments accounted for using equity method [line items]
Percentage of voting shares, subsidiary		60.00%
Duguetiapar Empreendimentos e Participações S.A. [member]
Disclosure of investments accounted for using equity method [line items]
Sale of subsidiary	[3]	20.00%	20.00%
Duguetiapar Empreendimentos e Participações S.A. [member] | Bottom of range [member]
Disclosure of investments accounted for using equity method [line items]
Percentage of voting shares, subsidiary		60.00%
Gamiovapar Empreendimentos e Participações S.A. [member]
Disclosure of investments accounted for using equity method [line items]
Sale of subsidiary	[3]	20.00%	20.00%
Gamiovapar Empreendimentos e Participações S.A. [member] | Bottom of range [member]
Disclosure of investments accounted for using equity method [line items]
Percentage of voting shares, subsidiary		60.00%

[1]	Despite presenting an unsecured liability amount of R$39,310 on December 31, 2024, as shown below, no other events or conditions were identified that, individually or collectively, may raise relevant doubts as to the ability to maintain its operational continuity. Subsidiaries have financial support from the Company.
[2]	The Company is the majority shareholder, holding 50% of the capital stock plus one share.
[3]	The Company holds more than 60% of the voting shares of each entity, has decision-making power over the relevant activities of each entity and has the right to appoint a majority of the members of the board of directors of each entity pursuant to a shareholders' agreement entered with certain other shareholders of these entities.